Investment in equity securities at fair value - Schedule (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)
Schedule of listed equity securities
Listed equity securities	¥ 117,911	$ 17,997	¥ 101,306
Listed fund investments
Schedule of listed equity securities
Listed equity securities	70,662	10,785	60,653
Cordlife Group Limited | Listed equity securities
Schedule of listed equity securities
Listed equity securities	¥ 47,249	$ 7,212	¥ 40,653